Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 5 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

The prepaid expenses and other current assets consist of the following:

	December 31, 2023	December 31, 2024
	RMB	RMB
Tax recoverable	8,909,126	9,555,701
Prepaid consulting service fee		3,941,513
Deposits	1,675,632	1,414,787
Loan receivable due from a third party	4,000,000	1,000,000
Prepaid expense	228,477	109,837
Other receivables	101,249	909,966
	14,914,484	16,931,804